Federated Hermes Kaufmann Large Cap Fund Investment Strategy - Federated Hermes Kaufmann Large Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in the common stocks of large companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Large companies will be defined as companies with market capitalizations that are in the top 75% of the market capitalization range of the Russell 1000 Index. The market capitalization of companies of the Russell 1000 Index ranged from approximately $1.0 billion to $4.9 trillion. As of October 31, 2025, the market capitalizations of companies within the top 75th percentile of the Russell 1000 Index ranged from $6.6 billion to $4.9 trillion. The Fund will normally invest at least 80% of its net assets (which include the amount of any borrowings for investment purposes) in large-cap companies and will notify shareholders at least 60 days in advance of any change in this investment policy. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has fallen outside the market capitalization range of large capitalization stocks. Up to 30% of the Fund’s net assets may be invested in foreign securities. When investing in foreign securities, the Fund’s Adviser may emphasize investment in a particular country or group of countries which may subject the Fund to the risks of investing in such country or group of countries to a greater extent than if the Fund’s foreign security exposure was diversified over a greater number of countries. The Adviser’s process for selecting investments is bottom-up and growth-oriented. The Fund may invest in fixed-income securities, American Depositary Receipts (ADRs) and use derivative contracts and/or hybrid instruments. The Fund may invest in derivative contracts (such as, for example, options, swaps and futures contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investments(s), to realize gain from trading a derivative contract or to hedge against potential losses. There can be no assurances that the Fund’s use of derivatives contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy and are calculated at market value.